Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventories
Schedule of inventories

	As of December 31,
	2021	2022
	RMB	RMB
Finished goods	524,568	123,672
Raw materials	64,520	7,229
Inventories	589,088	130,901